TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 97.9%
212,350	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 8,241,304
342,175	iShares Global REIT ETF	8,301,166
184,878	iShares MSCI Emerging Markets ex China ETF	10,184,929
97,524	iShares MSCI USA Small-Cap Multifactor ETF	6,062,092
556,096	SPDR Portfolio S&P 400 Mid Cap ETF	28,460,993
100,338	SPDR Portfolio S&P 500 Growth ETF	8,064,165
161,397	SPDR Portfolio S&P 500 Value ETF	8,242,545
447,799	SPDR Portfolio S&P 600 Small Cap ETF	18,252,287
719,973	Vanguard FTSE Developed Markets ETF	36,596,228
271,269	Vanguard FTSE Emerging Markets ETF	12,277,635
99,468	Vanguard S&P 500 ETF	51,117,599
132,535	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	4,091,355
		199,892,298

	TOTAL EXCHANGE-TRADED FUNDS (Cost $178,726,627)	199,892,298

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	COLLATERAL FOR SECURITIES LOANED – 0.4%
849,250	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $849,250)(b)	$ 849,250

	MONEY MARKET FUNDS - 2.3%
4,657,337	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $4,657,337)(b)	4,657,337

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,506,587)	5,506,587

	TOTAL INVESTMENTS - 100.6% (Cost $184,233,214)	$ 205,398,885
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(1,323,987)
	NET ASSETS - 100.0%	$ 204,074,898

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $832,480 at March 31, 2025. The loaned securities were secured with cash collateral of $849,250. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 49.5%
98,616	FlexShares Global Upstream Natural Resources Index Fund	$ 3,827,287
211,871	iShares Global REIT ETF	5,139,990
45,944	iShares MSCI Emerging Markets ex China ETF	2,531,055
20,128	iShares MSCI USA Small-Cap Multifactor ETF	1,251,156
122,535	SPDR Portfolio S&P 400 Mid Cap ETF	6,271,341
31,059	SPDR Portfolio S&P 500 Growth ETF	2,496,212
174,878	SPDR Portfolio S&P 500 Value ETF	8,931,019
123,108	SPDR Portfolio S&P 600 Small Cap ETF	5,017,882
223,205	Vanguard FTSE Developed Markets ETF	11,345,511
84,126	Vanguard FTSE Emerging Markets ETF	3,807,543
22,033	Vanguard S&P 500 ETF	11,322,979
40,861	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,261,379
		63,203,354
	FIXED INCOME - 48.5%
94,868	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	10,311,203
83,613	SPDR Bloomberg Investment Grade Floating Rate ETF	2,576,953
299,385	SPDR Portfolio Short Term Corporate Bond ETF	9,011,489
161,899	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,862,910
108,930	Vanguard Intermediate-Term Treasury ETF	6,470,442
55,835	Vanguard Mortgage-Backed Securities ETF	2,585,719
308,568	Vanguard Short-Term Inflation-Protected Securities ETF	15,397,543
87,731	Vanguard Short-Term Treasury ETF	5,148,932
26,407	Vanguard Total International Bond ETF(a)	1,289,190
141,676	Xtrackers USD High Yield Corporate Bond ETF(a)	5,121,587
		61,775,968

	TOTAL EXCHANGE-TRADED FUNDS (Cost $119,252,717)	124,979,322

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	COLLATERAL FOR SECURITIES LOANED – 0.8%
1,062,640	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $1,062,640)(b)	$ 1,062,640

	MONEY MARKET FUNDS - 1.9%
2,433,503	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $2,433,503)(b)	2,433,503

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,496,143)	3,496,143

	TOTAL INVESTMENTS – 100.7% (Cost $122,748,860)	$ 128,475,465
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%	(979,179)
	NET ASSETS - 100.0%	$ 127,496,286

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $10,105,450 at March 31, 2025. The loaned securities were secured with cash collateral of $1,062,640 and non-cash collateral of $9,262,513. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 29.7%
20,652	FlexShares Global Upstream Natural Resources Index Fund	$ 801,504
16,731	iShares Global REIT ETF	405,894
7,266	iShares MSCI Emerging Markets ex China ETF	400,284
6,370	iShares MSCI USA Small-Cap Multifactor ETF	395,959
30,618	SPDR Portfolio S&P 400 Mid Cap ETF	1,567,029
9,756	SPDR Portfolio S&P 500 Growth ETF	784,090
31,307	SPDR Portfolio S&P 500 Value ETF	1,598,848
9,607	SPDR Portfolio S&P 600 Small Cap ETF	391,581
46,742	Vanguard FTSE Developed Markets ETF	2,375,896
8,983	Vanguard FTSE Emerging Markets ETF	406,571
4,614	Vanguard S&P 500 ETF	2,371,181
13,102	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	404,459
		11,903,296
	FIXED INCOME - 68.5%
26,007	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,826,701
31,995	JP Morgan Ultra-Short Income ETF	1,619,907
39,387	SPDR Bloomberg Investment Grade Floating Rate ETF	1,213,907
160,334	SPDR Portfolio Short Term Corporate Bond ETF	4,826,053
33,599	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	801,672
40,937	Vanguard Intermediate-Term Treasury ETF	2,431,658
17,683	Vanguard Mortgage-Backed Securities ETF	818,900
128,845	Vanguard Short-Term Inflation-Protected Securities ETF	6,429,366
54,954	Vanguard Short-Term Treasury ETF	3,225,250
33,316	Vanguard Total International Bond ETF(a)	1,626,487
44,407	Xtrackers USD High Yield Corporate Bond ETF(a)	1,605,313
		27,425,214

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,626,044)	39,328,510

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED – 2.5%
1,005,956	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $1,005,956)(b)	$ 1,005,956

	MONEY MARKET FUNDS - 1.7%
691,791	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $691,791)(b)	691,791

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,697,747)	1,697,747

	TOTAL INVESTMENTS – 102.4% (Cost $40,323,791)	$ 41,026,257
	LIABILTIES IN EXCESS OF OTHER ASSETS – (2.4)%	(963,059)
	NET ASSETS - 100.0%	$ 40,063,198

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,441,797 at March 31, 2025. The loaned securities were secured with cash collateral of $1,005,956 and non-cash collateral of $4,558,289. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 84.7%
234,426	FlexShares Global Upstream Natural Resources Index Fund	$ 9,098,073
377,748	iShares Global REIT ETF	9,164,166
163,276	iShares MSCI Emerging Markets ex China ETF	8,994,875
71,777	iShares MSCI USA Small-Cap Multifactor ETF	4,461,658
481,360	SPDR Portfolio S&P 400 Mid Cap ETF(a)	24,636,005
138,446	SPDR Portfolio S&P 500 Growth ETF	11,126,905
222,720	SPDR Portfolio S&P 500 Value ETF	11,374,310
329,554	SPDR Portfolio S&P 600 Small Cap ETF	13,432,621
751,690	Vanguard FTSE Developed Markets ETF	38,208,403
199,971	Vanguard FTSE Emerging Markets ETF	9,050,687
92,130	Vanguard S&P 500 ETF	47,346,529
145,987	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	4,506,619
		191,400,851
	FIXED INCOME - 13.2%
42,407	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,609,217
191,959	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	4,580,142
77,637	Vanguard Intermediate-Term Treasury ETF	4,611,638
49,804	Vanguard Mortgage-Backed Securities ETF	2,306,423
138,401	Vanguard Short-Term Inflation-Protected Securities ETF	6,906,209
189,445	Xtrackers USD High Yield Corporate Bond ETF(a)	6,848,437
		29,862,066

	TOTAL EXCHANGE-TRADED FUNDS (Cost $199,173,370)	221,262,917

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.4%
	COLLATERAL FOR SECURITIES LOANED – 0.2%
506,369	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $506,369)(b)	$ 506,369

	MONEY MARKET FUNDS - 2.2%
4,859,356	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $4,859,356)(b)	4,859,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,365,725)	5,365,725

	TOTAL INVESTMENTS - 100.3% (Cost $204,539,095)	$ 226,628,642
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(686,499)
	NET ASSETS - 100.0%	$ 225,942,143

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $494,521 at March 31, 2025. The loaned securities were secured with cash collateral of $506,369. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 64.6%
195,643	FlexShares Global Upstream Natural Resources Index Fund	$ 7,592,905
315,253	iShares Global REIT ETF	7,648,038
68,130	iShares MSCI Emerging Markets ex China ETF	3,753,282
59,896	iShares MSCI USA Small-Cap Multifactor ETF(a)	3,723,135
291,728	SPDR Portfolio S&P 400 Mid Cap ETF	14,930,639
46,216	SPDR Portfolio S&P 500 Growth ETF	3,714,380
111,524	SPDR Portfolio S&P 500 Value ETF	5,695,531
183,353	SPDR Portfolio S&P 600 Small Cap ETF	7,473,468
479,719	Vanguard FTSE Developed Markets ETF	24,384,117
166,874	Vanguard FTSE Emerging Markets ETF	7,552,717
65,668	Vanguard S&P 500 ETF	33,747,442
60,914	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,880,415
		122,096,069
	FIXED INCOME - 33.4%
88,479	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	9,616,783
570,007	SPDR Portfolio Short Term Corporate Bond ETF	17,157,211
160,199	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,822,348
97,188	Vanguard Intermediate-Term Treasury ETF	5,772,967
83,079	Vanguard Mortgage-Backed Securities ETF	3,847,388
230,216	Vanguard Short-Term Inflation-Protected Securities ETF	11,487,778
39,291	Vanguard Total International Bond ETF(a)	1,918,187
263,506	Xtrackers USD High Yield Corporate Bond ETF(a)	9,525,742
		63,148,404

	TOTAL EXCHANGE-TRADED FUNDS (Cost $171,379,556)	185,244,473

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.2%
	COLLATERAL FOR SECURITIES LOANED – 1.2%
2,336,471	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $2,336,471)(b)	$ 2,336,471

	MONEY MARKET FUNDS - 2.0%
3,791,729	Invesco Government & Agency Portfolio, Institutional Class, 4.26% (Cost $3,791,729)(b)	3,791,729

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,128,200)	6,128,200

	TOTAL INVESTMENTS - 101.2% (Cost $177,507,756)	$ 191,372,673
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%	(2,271,035)
	NET ASSETS - 100.0%	$ 189,101,638

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $13,622,873 at March 31, 2025. The loaned securities were secured with cash collateral of $2,336,471 and non-cash collateral of $11,608,169. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.